RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of expenses related to key management personnel [Table Text Block]
	For the year ended:
	September 30, 2022	September 30, 2021	September 30, 2020
	$	$	$
Professional fees	144,000	87,074	22,575
Research and development	572,700	772,596	26,777
Consulting fees	174,215	-	-
Share-based compensation included in directors' compensation	99,438	136,612	-
Share-based compensation included in professional fees	-	23,126	-
Share-based compensation included in research and development	123,052	236,652	161,300
	1,113,405	1,256,060	210,652